Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.77%
Communication Services - 7.34%
Alphabet, Inc., Class A 27,400 $ 7,879,144
Comcast Corp., Class A 58,000 1,665,180
Millicom International
Cellular SA 28,000 2,098,320
New York Times Co.
(The), Class A 15,000 1,255,950
Pinterest, Inc., Class A* 110,000 2,017,400
14,915,994
Consumer Discretionary - 11.06%
Airbnb, Inc., Class A* 10,000 1,262,800
Amazon.com, Inc.* 17,200 3,582,244
Booking Holdings, Inc. 600 2,526,192
BorgWarner, Inc. 35,000 1,899,100
eBay, Inc. 25,000 2,275,500
Expedia Group, Inc. 7,800 1,800,942
Ford Motor Co. 160,000 1,846,400
General Motors Co. 14,300 1,065,350
Ross Stores, Inc. 11,200 2,426,256
Tapestry, Inc. 9,800 1,382,878
TJX Cos., Inc. (The) 15,000 2,395,500
22,463,162
Consumer Staples - 3.04%
Costco Wholesale Corp. 1,867 1,860,335
Maplebear, Inc.* 44,000 1,648,240
Monster Beverage
Corp.* 10,000 724,600
PepsiCo, Inc. 12,500 1,941,125
6,174,300
Energy - 3.78%
Devon Energy Corp. 60,000 3,019,200
EOG Resources, Inc. 14,000 2,023,980
Valero Energy Corp. 10,700 2,643,756
7,686,936
Financials - 15.91%
American Express Co. 5,000 1,512,400
Ameriprise Financial, Inc. 3,400 1,510,960
Arch Capital Group, Ltd.* 10,000 959,900
Charles Schwab Corp.
(The) 23,200 2,180,336
Citizens Financial Group,
Inc. 40,800 2,446,776
Equitable Holdings, Inc. 35,000 1,298,850
Globe Life, Inc. 11,700 1,628,289
Goldman Sachs Group,
Inc. (The) 2,500 2,114,975
Industry Company Shares Value
Financials (continued)
Hartford Insurance
Group, Inc. (The) 13,300 $ 1,798,559
Interactive Brokers
Group, Inc., Class A 20,000 1,341,400
KeyCorp. 70,000 1,403,500
M&T Bank Corp. 10,500 2,170,560
NU Holdings, Ltd.,
Class A* 100,000 1,437,000
Prudential Financial, Inc. 10,600 1,035,514
Regions Financial Corp. 40,000 1,044,800
RenaissanceRe
Holdings, Ltd. 7,000 2,080,610
Royal Bank of Canada 10,000 1,617,800
Synchrony Financial 39,300 2,673,186
U.S. Bancorp 40,000 2,080,400
32,335,815
Health Care - 11.70%
Bristol-Myers Squibb
Co. 32,000 1,940,800
Cardinal Health, Inc. 10,200 2,155,362
Cencora, Inc. 6,000 1,884,840
Eli Lilly & Co. 2,000 1,839,540
Exelixis, Inc.* 50,000 2,144,500
HCA Healthcare, Inc. 4,500 2,129,580
IDEXX Laboratories, Inc.* 3,000 1,685,670
Illumina, Inc.* 21,300 2,625,438
McKesson Corp. 2,000 1,730,720
Medpace Holdings, Inc.* 2,200 1,056,418
Merck & Co., Inc. 17,300 2,081,017
Tenet Healthcare Corp.* 7,000 1,320,970
United Therapeutics
Corp.* 2,000 1,185,960
23,780,815
Industrials - 10.89%
ATI, Inc.* 14,000 2,036,440
Automatic Data
Processing, Inc. 8,500 1,727,030
Carlisle Cos., Inc. 3,000 1,000,860
Caterpillar, Inc. 2,800 1,983,688
Comfort Systems USA,
Inc. 2,300 3,171,677
Delta Air Lines, Inc. 30,400 2,020,992
EMCOR Group, Inc. 2,200 1,624,282
FTAI Aviation, Ltd. 3,773 924,385
Southwest Airlines Co.+ 40,000 1,502,800
Trane Technologies PLC 5,000 2,083,700
United Airlines Holdings,
Inc.* 19,500 1,795,365

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Vertiv Holdings Co.,
Class A 9,000 $ 2,255,220
22,126,439
Information Technology - 32.36%
Adobe, Inc.* 4,600 1,118,168
Amphenol Corp.,
Class A 18,000 2,274,300
Apple, Inc. 25,000 6,344,750
Applied Materials, Inc. 6,000 2,050,740
AppLovin Corp.,
Class A* 3,600 1,432,800
Broadcom, Inc. 5,000 1,547,550
Check Point Software
Technologies, Ltd.* 13,000 1,857,050
Ciena Corp.* 5,000 1,941,150
Coherent Corp.* 8,000 1,905,680
F5, Inc.* 6,500 1,880,645
HP, Inc. 50,000 960,500
Jabil, Inc. 8,000 2,125,040
Lam Research Corp. 15,000 3,204,900
Lattice Semiconductor
Corp.* 22,000 2,040,720
Lumentum Holdings,
Inc.*+ 6,600 4,638,216
Microsoft Corp. 20,500 7,588,485
Monolithic Power
Systems, Inc. 1,200 1,312,020
NetApp, Inc. 21,100 2,160,429
NVIDIA Corp. 54,096 9,434,342
Palantir Technologies,
Inc., Class A* 13,700 2,004,036
Salesforce, Inc. 6,400 1,194,688
Skyworks Solutions,
Inc.+ 28,000 1,499,400
Teradyne, Inc. 7,000 2,075,220
Twilio, Inc., Class A* 10,000 1,258,200
VeriSign, Inc. 7,700 1,912,372
65,761,401
Materials - 2.29%
CF Industries Holdings,
Inc. 16,100 2,090,424
Linde PLC 3,000 1,487,280
Newmont Corp. 10,000 1,082,500
4,660,204
Industry Company Shares Value
Utilities - 1.40%
NRG Energy, Inc. 19,500 $ 2,849,730
TOTAL COMMON STOCKS - 99.77% 202,754,796
(Cost $155,458,160)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.03%
Fidelity Investments
Money Market
Government Portfolio
Class I 3.53% 64,407
64,407
TOTAL MONEY MARKET FUND - 0.03% 64,407
(Cost $64,407)
TOTAL INVESTMENTS
-
99.80%
$ 202,819,203
(Cost $155,522,567)
Other Assets in Excess of Liabilities - 0.20% 408,444
NET ASSETS - 100.00% $ 203,227,647
* Non-income producing security.
^ Rate disclosed as of March 31, 2026.
+ This security or a portion of the security is out on loan as of
March 31, 2026. Total loaned securities had a value of
$7,338,804 as of March 31, 2026.
PLC - Public Limited Company

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
3
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2026:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 202,754,796 $ – $ – $ 202,754,796
Money Market Fund 64,407 – – 64,407
TOTAL
$202,819,203 $– $– $202,819,203
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.